Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 8 – Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31, 2022	As of December 31, 2021

Office equipment	$148,387	$144,051
Medical equipment	2,724	15,917
Leasehold improvement	2,217	20,704
Subtotal	153,328	180,672
Less: accumulated depreciation	(121,700)	(123,745)
Total	$31,628	$56,927

Depreciation expense for the years ended December 31, 2022 and 2021 amounted to $23,347 and $34,523, respectively.